REVENUE (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenue recognition
Net revenue	¥ 2,943,218	¥ 1,962,556
Service revenue
Revenue recognition
Net revenue	2,934,961	1,930,440
Colocation services
Revenue recognition
Net revenue	2,366,230	1,471,379
Managed service and others
Revenue recognition
Net revenue	568,731	459,061
Equipment sales
Revenue recognition
Net revenue	¥ 8,257	¥ 32,116